Equity Changes in Accumulated Other Comprehensive Loss, Before Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI before Tax, Attributable to Parent, Beginning Balance	$ (5,522)	$ (6,374)	$ (3,889)
Unrealized gains (losses) arising during the period	258	641	(2,486)
Reclassifications of realized net (gains) losses to net income	415	211	1
AOCI before Tax, Attributable to Parent, Ending Balance	(4,849)	(5,522)	(6,374)
Market Value Adjustments, Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI before Tax, Attributable to Parent, Beginning Balance	15	44	21
Unrealized gains (losses) arising during the period	9	(2)	23
Reclassifications of realized net (gains) losses to net income	0	(27)	0
AOCI before Tax, Attributable to Parent, Ending Balance	24	15	44
Market Value Adjustments, Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI before Tax, Attributable to Parent, Beginning Balance	(108)	(38)	523
Unrealized gains (losses) arising during the period	250	124	(297)
Reclassifications of realized net (gains) losses to net income	35	(194)	(264)
AOCI before Tax, Attributable to Parent, Ending Balance	177	(108)	(38)
Unrecognized Pension and Postretirement Medical Expense
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI before Tax, Attributable to Parent, Beginning Balance	(4,906)	(5,859)	(4,002)
Unrealized gains (losses) arising during the period	203	521	(2,122)
Reclassifications of realized net (gains) losses to net income	380	432	265
AOCI before Tax, Attributable to Parent, Ending Balance	(4,323)	(4,906)	(5,859)
Foreign Currency Translation and Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI before Tax, Attributable to Parent, Beginning Balance	(523)	(521)	(431)
Unrealized gains (losses) arising during the period	(204)	(2)	(90)
Reclassifications of realized net (gains) losses to net income	0	0	0
AOCI before Tax, Attributable to Parent, Ending Balance	$ (727)	$ (523)	$ (521)